JPMorgan BetaBuilders Emerging Markets Equity ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
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ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
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using a trade date accounting convention, by contacting the appropriate
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© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Australia — 0.0% ^
Yancoal Australia Ltd. (a)	22,600	90,262
Brazil — 3.8%
Alupar Investimento SA	11,047	71,264
Ambev SA	300,828	848,280
Axia Energia	68,815	709,889
Axia Energia (Preference)	16,746	183,410
B3 SA - Brasil Bolsa Balcao	355,765	1,093,778
Banco Bradesco SA	103,694	360,178
Banco Bradesco SA (Preference)	362,580	1,464,030
Banco BTG Pactual SA	89,577	1,017,172
Banco do Brasil SA	124,523	594,606
BB Seguridade Participacoes SA	58,014	412,390
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	32,185	863,159
Cia Energetica de Minas Gerais (Preference)	151,460	330,102
Cia Paranaense de Energia - Copel	171,331	429,731
CPFL Energia SA	12,820	124,601
Embraer SA	47,437	872,889
Energisa SA	39,797	384,453
Engie Brasil Energia SA	28,089	175,224
Equatorial SA	89,071	691,547
Gerdau SA (Preference)	86,164	365,596
Itau Unibanco Holding SA (Preference)	352,009	3,025,294
Itausa SA	1,601	4,180
Itausa SA (Preference)	447,391	1,156,998
Klabin SA	71,285	260,474
Localiza Rent a Car SA	69,773	642,213
Motiva Infraestrutura de Mobilidade SA	88,350	282,707
Neoenergia SA	42,143	259,452
Petroleo Brasileiro SA	253,187	1,943,133
Petroleo Brasileiro SA (Preference)	313,092	2,241,067
Porto Seguro SA	13,191	125,675
PRIO SA *	56,082	541,985
Raia Drogasil SA	98,708	458,396
Rede D'Or Sao Luiz SA (a)	100,545	807,952
Rumo SA	87,440	244,239
Suzano SA	47,714	446,881
Telefonica Brasil SA	52,195	370,133
TIM SA	61,072	283,732
Vale SA	247,301	3,952,869
Vibra Energia SA	84,766	461,621
WEG SA	108,531	1,072,782
		29,574,082
Chile — 0.6%
Banco de Chile	2,985,650	658,064
Banco de Credito e Inversiones SA	6,183	459,874
Banco Santander Chile	5,244,456	461,470
Cencosud SA	91,339	305,742

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chile — continued
Empresas CMPC SA	86,183	129,102
Empresas Copec SA	31,831	271,381
Enel Chile SA	1,715,095	145,537
Falabella SA	83,531	648,495
Latam Airlines Group SA	15,265,449	495,263
Plaza SA	53,665	233,371
Quinenco SA	20,093	104,049
Sociedad Quimica y Minera de Chile SA (Preference), Class B *	9,749	755,304
		4,667,652
China — 27.0%
360 Security Technology, Inc., Class A	45,600	79,473
3SBio, Inc. * (a)	120,000	357,817
AAC Technologies Holdings, Inc.	52,500	249,219
AECC Aviation Power Co. Ltd., Class A	17,300	115,141
Agricultural Bank of China Ltd., Class A	868,000	838,003
Agricultural Bank of China Ltd., Class H	1,930,000	1,349,296
Airtac International Group	9,000	325,716
Akeso, Inc. * (a)	38,000	536,363
Alibaba Group Holding Ltd.	1,236,600	26,306,917
Alibaba Health Information Technology Ltd. *	344,000	285,309
Aluminum Corp. of China Ltd., Class A	81,100	162,677
Aluminum Corp. of China Ltd., Class H	252,000	440,010
Anhui Conch Cement Co. Ltd., Class A	21,100	74,329
Anhui Conch Cement Co. Ltd., Class H	89,500	283,833
Anhui Gujing Distillery Co. Ltd., Class A	3,000	56,901
Anhui Jianghuai Automobile Group Corp. Ltd., Class A *	12,100	95,028
Anjoy Foods Group Co. Ltd., Class A	6,100	78,203
ANTA Sports Products Ltd.	94,800	947,046
ASR Microelectronics Co. Ltd., Class A *	2,230	28,372
Asymchem Laboratories Tianjin Co. Ltd., Class A	6,100	86,768
Atour Lifestyle Holdings Ltd., ADR	5,992	214,154
Autobio Diagnostics Co. Ltd., Class A	60,000	316,068
Avary Holding Shenzhen Co. Ltd., Class A	10,900	89,285
AviChina Industry & Technology Co. Ltd., Class H	167,000	88,583
BAIC BluePark New Energy Technology Co. Ltd., Class A *	31,300	36,201
Baidu, Inc., Class A *	146,150	2,801,339
Bank of Beijing Co. Ltd., Class A	132,944	101,228
Bank of Chengdu Co. Ltd., Class A	22,600	52,341
Bank of China Ltd., Class H	5,422,000	3,237,928
Bank of Communications Co. Ltd., Class A	109,100	103,709
Bank of Communications Co. Ltd., Class H	495,000	425,250
Bank of Hangzhou Co. Ltd., Class A	38,400	89,152
Bank of Jiangsu Co. Ltd., Class A	103,100	150,046
Bank of Nanjing Co. Ltd., Class A	65,900	99,694
Bank of Ningbo Co. Ltd., Class A	45,700	203,204
Bank of Shanghai Co. Ltd., Class A	78,400	104,075
Baoshan Iron & Steel Co. Ltd., Class A	140,300	146,581

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Beijing Enterprises Holdings Ltd.	38,000	172,139
Beijing Enterprises Water Group Ltd.	314,000	108,098
Beijing Kingsoft Office Software, Inc., Class A	2,927	141,432
Beijing Roborock Technology Co. Ltd., Class A	1,297	26,561
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A *	6,200	37,448
Beijing Yandong Microelectronic Co. Ltd., Class A *	12,614	84,547
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	263,900	184,559
Bestechnic Shanghai Co. Ltd., Class A	873	27,659
Bilibili, Inc., Class Z *	17,100	585,843
Biwin Storage Technology Co. Ltd., Class A *	9,590	255,602
BOC Aviation Ltd. (a)	17,200	178,186
BOC Hong Kong Holdings Ltd.	244,000	1,284,902
BOE Technology Group Co. Ltd., Class A	204,300	128,285
Bosideng International Holdings Ltd.	348,000	212,383
BYD Co. Ltd., Class A	28,600	373,412
BYD Co. Ltd., Class H	251,100	3,130,430
BYD Electronic International Co. Ltd.	59,000	251,918
C&D International Investment Group Ltd.	65,000	133,894
Caida Securities Co. Ltd., Class A	470,000	461,787
Caitong Securities Co. Ltd., Class A	346,700	463,613
Cambricon Technologies Corp. Ltd., Class A *	2,168	391,665
Capital Securities Co. Ltd., Class A	32,900	84,542
CCOOP Group Co. Ltd., Class A *	92,500	32,293
CGN Power Co. Ltd., Class H (a)	686,000	286,045
Changchun High-Tech Industry Group Co. Ltd.	6,000	82,659
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	6,000	118,933
Chifeng Jilong Gold Mining Co. Ltd., Class H	12,600	60,033
China CITIC Bank Corp. Ltd., Class A	105,800	109,222
China CITIC Bank Corp. Ltd., Class H	569,000	529,962
China Coal Energy Co. Ltd., Class H	153,000	223,927
China Construction Bank Corp., Class A	112,200	140,485
China Construction Bank Corp., Class H	6,678,000	6,742,979
China CSSC Holdings Ltd., Class A	28,600	137,804
China Eastern Airlines Corp. Ltd., Class A *	121,400	94,747
China Eastern Airlines Corp. Ltd., Class H *	128,000	88,715
China Energy Engineering Corp. Ltd., Class A	171,900	60,003
China Everbright Bank Co. Ltd., Class A	292,000	139,215
China Everbright Environment Group Ltd.	279,000	179,512
China Feihe Ltd. (a)	285,000	141,569
China Galaxy Securities Co. Ltd., Class H	236,500	318,021
China Gas Holdings Ltd.	235,800	233,572
China Gold International Resources Corp. Ltd.	16,200	410,200
China Greatwall Technology Group Co. Ltd., Class A *	17,500	39,886
China Hongqiao Group Ltd.	188,500	862,137
China International Capital Corp. Ltd., Class H (a)	110,000	298,120
China Jushi Co. Ltd., Class A	38,500	118,139
China Life Insurance Co. Ltd., Class H	508,000	2,260,722
China Literature Ltd. * (a)	21,200	97,035

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Longyuan Power Group Corp. Ltd., Class H	242,000	219,841
China Medical System Holdings Ltd.	101,000	181,170
China Mengniu Dairy Co. Ltd.	220,000	459,443
China Merchants Bank Co. Ltd., Class A	105,600	586,344
China Merchants Bank Co. Ltd., Class H	258,000	1,576,276
China Merchants Energy Shipping Co. Ltd., Class A	51,200	83,344
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	37,700	50,804
China Merchants Port Holdings Co. Ltd.	82,000	165,033
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	51,300	77,869
China Minsheng Banking Corp. Ltd., Class A	228,000	122,835
China Minsheng Banking Corp. Ltd., Class H	513,000	255,255
China National Nuclear Power Co. Ltd., Class A	118,900	146,997
China National Software & Service Co. Ltd., Class A *	4,900	31,773
China Nonferrous Mining Corp. Ltd.	89,000	176,404
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	22,800	167,409
China Oilfield Services Ltd., Class H	76,000	83,527
China Overseas Land & Investment Ltd.	253,500	454,327
China Pacific Insurance Group Co. Ltd., Class A	38,600	252,435
China Pacific Insurance Group Co. Ltd., Class H	174,600	879,432
China Petroleum & Chemical Corp., Class A	219,800	205,691
China Petroleum & Chemical Corp., Class H	1,576,000	1,084,611
China Power International Development Ltd.	391,000	163,100
China Railway Group Ltd., Class A	131,100	107,358
China Railway Group Ltd., Class H	286,000	165,043
China Railway Signal & Communication Corp. Ltd., Class A	132,857	105,003
China Rare Earth Resources And Technology Co. Ltd., Class A *	5,700	43,985
China Resources Beer Holdings Co. Ltd.	109,500	366,324
China Resources Gas Group Ltd.	71,000	195,331
China Resources Land Ltd.	203,500	796,944
China Resources Microelectronics Ltd., Class A	6,574	60,198
China Resources Mixc Lifestyle Services Ltd. (a)	48,800	288,602
China Resources Pharmaceutical Group Ltd. (a)	148,000	86,163
China Resources Power Holdings Co. Ltd.	136,000	309,784
China Shenhua Energy Co. Ltd., Class A	34,300	206,621
China Shenhua Energy Co. Ltd., Class H	230,000	1,265,486
China Southern Airlines Co. Ltd., Class A *	91,200	94,348
China Southern Airlines Co. Ltd., Class H *	130,000	96,521
China Suntien Green Energy Corp. Ltd., Class A	127,600	139,495
China Taiping Insurance Holdings Co. Ltd.	106,000	347,344
China Tourism Group Duty Free Corp. Ltd., Class A	9,600	123,168
China Tower Corp. Ltd., Class H (a)	296,500	426,597
China Tungsten And Hightech Materials Co. Ltd., Class A	11,600	80,312
China Vanke Co. Ltd., Class H * (b)	18,000	8,746
China Yangtze Power Co. Ltd., Class A	134,000	507,466
Chongqing Afari Technology Co. Ltd., Class A *	24,100	36,666
Chongqing Changan Automobile Co. Ltd., Class A	57,000	91,027
Chongqing Rural Commercial Bank Co. Ltd., Class H	166,000	123,882
Chow Tai Fook Jewellery Group Ltd.	130,800	240,396

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
CITIC Ltd.	360,000	575,345
CITIC Securities Co. Ltd., Class A	65,900	265,624
CITIC Securities Co. Ltd., Class H	108,500	406,039
CMOC Group Ltd., Class A	110,200	379,371
CMOC Group Ltd., Class H	237,000	666,104
CNPC Capital Co. Ltd., Class A	47,500	61,401
Contemporary Amperex Technology Co. Ltd., Class H	9,100	567,818
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	84,000	151,181
COSCO SHIPPING Holdings Co. Ltd., Class A	70,500	145,779
COSCO SHIPPING Holdings Co. Ltd., Class H	177,500	311,861
CSI Solar Co. Ltd., Class A	75,601	166,356
CSPC Pharmaceutical Group Ltd.	570,000	699,240
Daqin Railway Co. Ltd., Class A	106,500	76,809
Delton Technology Guangzhou, Inc., Class A	8,600	129,502
Dongfang Electric Corp. Ltd., Class A	15,700	56,049
Dongfang Electric Corp. Ltd., Class H	27,800	90,606
Eastroc Beverage Group Co. Ltd., Class A	2,850	102,420
Ecovacs Robotics Co. Ltd., Class A	3,200	32,963
ENN Energy Holdings Ltd.	51,500	443,350
ENN Natural Gas Co. Ltd., Class A	19,500	54,657
Everdisplay Optronics Shanghai Co. Ltd., Class A *	726,719	276,861
Far East Horizon Ltd.	101,000	101,033
FAW Jiefang Group Co. Ltd.	127,200	126,425
Flat Glass Group Co. Ltd., Class H *	39,000	54,502
Focus Media Information Technology Co. Ltd., Class A	104,300	107,893
Foshan Haitian Flavouring & Food Co. Ltd., Class A	27,960	141,629
Fosun International Ltd.	161,000	85,657
Foxconn Industrial Internet Co. Ltd., Class A	55,700	459,360
Full Truck Alliance Co. Ltd., ADR	54,298	537,550
Fuyao Glass Industry Group Co. Ltd., Class A	11,300	100,198
Fuyao Glass Industry Group Co. Ltd., Class H (a)	41,200	353,146
Ganfeng Lithium Group Co. Ltd. (a)	26,200	200,011
Ganfeng Lithium Group Co. Ltd., Class A	11,700	114,435
GCL Technology Holdings Ltd. *	1,705,000	235,891
GD Power Development Co. Ltd., Class A	112,300	74,699
GDS Holdings Ltd., Class A *	69,600	387,540
Geely Automobile Holdings Ltd.	443,000	911,913
Genscript Biotech Corp. *	82,000	134,603
GF Securities Co. Ltd., Class A	54,500	175,904
GF Securities Co. Ltd., Class H	67,400	157,282
Giant Biogene Holding Co. Ltd. (a) (b)	31,600	134,466
Giant Network Group Co. Ltd., Class A	10,200	64,366
GigaDevice Semiconductor, Inc., Class A	3,500	157,567
GoerTek, Inc., Class A	19,400	72,510
Goldwind Science & Technology Co. Ltd., Class A	17,700	66,323
Goldwind Science & Technology Co. Ltd., Class H	51,400	95,976
Gotion High-tech Co. Ltd., Class A	9,500	51,847
Great Wall Motor Co. Ltd., Class H	157,500	267,134

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Gree Electric Appliances, Inc. of Zhuhai, Class A	40,000	222,485
Guangdong Electric Power Development Co. Ltd., Class A	148,600	104,354
Guangdong Haid Group Co. Ltd., Class A	10,800	79,923
Guangdong HEC Technology Holding Co. Ltd., Class A *	15,900	62,185
Guangdong Investment Ltd.	234,000	221,233
Guangzhou Automobile Group Co. Ltd., Class H	198,000	92,962
Guangzhou Baiyun International Airport Co. Ltd., Class A	264,523	363,214
Guangzhou Haige Communications Group, Inc. Co., Class A	9,400	23,603
Guangzhou Tinci Materials Technology Co. Ltd., Class A	10,200	59,607
Guobo Electronics Co. Ltd., Class A	7,955	144,471
Guosen Securities Co. Ltd., Class A	52,000	93,622
Guotai Haitong Securities Co. Ltd., Class A	75,006	213,492
Guotai Haitong Securities Co. Ltd., Class H (a)	170,456	362,809
H World Group Ltd.	111,600	535,986
Haidilao International Holding Ltd. (a)	123,000	250,776
Haier Smart Home Co. Ltd., Class A	39,900	143,930
Haier Smart Home Co. Ltd., Class H	161,800	533,409
Haisco Pharmaceutical Group Co. Ltd., Class A	4,700	34,213
Haitian International Holdings Ltd.	87,000	269,133
Hangzhou First Applied Material Co. Ltd., Class A	20,300	49,611
Hansoh Pharmaceutical Group Co. Ltd. (a)	76,000	374,541
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	12,000	55,887
Henan Shuanghui Investment & Development Co. Ltd., Class A	17,500	64,556
Hengan International Group Co. Ltd.	47,000	169,897
Hengli Petrochemical Co. Ltd., Class A	43,400	162,650
Hgtech Co. Ltd., Class A	5,400	60,038
Hisense Home Appliances Group Co. Ltd.	32,000	94,013
Horizon Robotics *	566,400	594,780
Hua Hong Semiconductor Ltd., Class H * (a)	46,000	680,740
Huadong Medicine Co. Ltd., Class A	11,300	58,557
Hualan Biological Engineering, Inc., Class A	62,900	141,221
Huaneng Power International, Inc., Class A	74,100	75,116
Huaneng Power International, Inc., Class H	292,000	212,898
Huaqin Technology Co. Ltd., Class A	16,900	209,137
Huatai Securities Co. Ltd., Class A	37,700	124,240
Huatai Securities Co. Ltd., Class H (a)	89,600	213,630
Huaxia Bank Co. Ltd., Class A	100,400	91,449
Huayu Automotive Systems Co. Ltd., Class A	53,700	148,362
Huizhou Desay Sv Automotive Co. Ltd., Class A	5,900	103,673
Hundsun Technologies, Inc., Class A	17,100	76,207
Hwatsing Technology Co. Ltd., Class A	7,310	198,534
Hygon Information Technology Co. Ltd., Class A	11,891	449,468
IEIT Systems Co. Ltd., Class A	9,700	87,265
Iflytek Co. Ltd., Class A	17,200	147,053
Industrial & Commercial Bank of China Ltd., Class A	617,700	643,139
Industrial & Commercial Bank of China Ltd., Class H	5,153,000	4,274,398
Industrial Bank Co. Ltd., Class A	117,700	316,209
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	240,700	86,085

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	9,200	77,419
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	45,600	172,600
Inner Mongolia Yitai Coal Co. Ltd., Class B	76,000	151,976
Innovent Biologics, Inc. * (a)	102,000	1,058,768
J&T Global Express Ltd. *	443,600	577,490
JA Solar Technology Co. Ltd., Class A *	22,800	37,027
JD Health International, Inc. * (a)	69,700	560,781
JD Logistics, Inc. * (a)	176,800	252,673
JD.com, Inc., Class A	174,800	2,492,760
Jiangsu Eastern Shenghong Co. Ltd., Class A *	40,600	77,107
Jiangsu Expressway Co. Ltd., Class H	98,000	129,210
Jiangsu Hengli Hydraulic Co. Ltd., Class A	8,700	135,141
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	35,300	294,740
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H *	16,600	145,519
Jiangsu Yanghe Distillery Co. Ltd., Class A	13,500	107,315
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	20,100	115,233
Jiangxi Copper Co. Ltd., Class H	74,000	442,090
Jinko Solar Co. Ltd., Class A *	56,195	51,077
Jointown Pharmaceutical Group Co. Ltd., Class A	179,891	137,493
Kanzhun Ltd.	41,300	384,994
KE Holdings, Inc., Class A	152,700	970,733
Kingboard Holdings Ltd.	57,000	230,985
Kingdee International Software Group Co. Ltd. *	200,000	330,344
Kingsoft Corp. Ltd.	75,400	289,268
Kuaishou Technology (a)	196,400	2,006,641
Kuang-Chi Technologies Co. Ltd., Class A *	11,700	79,786
Kunlun Energy Co. Ltd.	304,000	311,473
Kweichow Moutai Co. Ltd., Class A	6,500	1,308,073
Laopu Gold Co. Ltd., Class H	3,200	316,260
LB Group Co. Ltd., Class A	43,800	139,423
Lenovo Group Ltd.	426,000	479,980
Li Auto, Inc., Class A *	76,700	640,979
Li Ning Co. Ltd.	9,000	23,535
Lingyi iTech Guangdong Co., Class A	38,700	81,360
Longfor Group Holdings Ltd. (a) (b)	158,500	208,440
LONGi Green Energy Technology Co. Ltd., Class A *	51,300	131,772
Loongson Technology Corp. Ltd., Class A *	2,017	48,315
Luxshare Precision Industry Co. Ltd., Class A	37,100	274,642
Luzhou Laojiao Co. Ltd., Class A	9,500	164,703
Mao Geping Cosmetics Co. Ltd., Class H	8,900	98,707
Meituan * (a)	365,400	4,517,252
Midea Group Co. Ltd., Class A	37,400	416,984
Midea Group Co. Ltd., Class H	30,200	331,006
MINISO Group Holding Ltd.	31,800	147,667
Mixue Group, Class H *	3,200	162,808
MMG Ltd. *	268,000	346,980
Montage Technology Co. Ltd., Class A	7,735	201,548
Muyuan Foods Co. Ltd., Class A	30,400	201,110

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Nanjing Securities Co. Ltd., Class A	484,600	553,384
NARI Technology Co. Ltd., Class A	54,880	198,163
National Silicon Industry Group Co. Ltd., Class A *	16,268	52,349
NAURA Technology Group Co. Ltd., Class A	3,745	255,268
NetEase Cloud Music, Inc. * (a)	4,150	95,763
NetEase, Inc.	118,900	3,083,087
New China Life Insurance Co. Ltd., Class A	13,300	158,911
New China Life Insurance Co. Ltd., Class H	69,000	561,069
New Oriental Education & Technology Group, Inc.	101,700	620,078
Nexchip Semiconductor Corp., Class A	41,159	215,874
Ningbo Deye Technology Co. Ltd., Class A	6,162	74,314
Ningbo Tuopu Group Co. Ltd., Class A	10,530	109,084
Ningxia Baofeng Energy Group Co. Ltd., Class A	45,100	153,917
NIO, Inc., Class A *	123,670	589,583
Nongfu Spring Co. Ltd., Class H (a)	122,400	750,601
OmniVision Integrated Circuits Group, Inc.	8,600	149,849
Oriental Pearl Group Co. Ltd., Class A	61,400	100,097
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A *	292,500	160,273
PDD Holdings, Inc., ADR *	51,843	5,238,735
People's Insurance Co. Group of China Ltd. (The), Class H	566,000	492,155
PetroChina Co. Ltd., Class H	1,440,000	1,710,662
PICC Property & Casualty Co. Ltd., Class H	446,000	923,308
Ping An Bank Co. Ltd., Class A	125,400	195,101
Ping An Insurance Group Co. of China Ltd., Class A	57,500	550,976
Ping An Insurance Group Co. of China Ltd., Class H	415,000	3,849,271
Piotech, Inc., Class A	1,415	71,579
Poly Developments and Holdings Group Co. Ltd., Class A	79,800	78,057
Pop Mart International Group Ltd. (a)	44,200	1,263,526
Postal Savings Bank of China Co. Ltd., Class H (a)	586,000	382,074
Power Construction Corp. of China Ltd., Class A	114,000	92,706
Qinghai Salt Lake Industry Co. Ltd., Class A *	39,900	187,929
Remegen Co. Ltd., Class H * (a)	12,500	134,674
Rockchip Electronics Co. Ltd.	2,500	68,546
Rongsheng Petrochemical Co. Ltd., Class A	69,800	147,871
SAIC Motor Corp. Ltd., Class A	44,300	89,915
Sanan Optoelectronics Co. Ltd., Class A	66,900	155,251
Sany Heavy Industry Co. Ltd., Class A	57,000	179,511
Satellite Chemical Co. Ltd., Class A	18,600	65,042
SDIC Power Holdings Co. Ltd., Class A	44,200	80,963
Seres Group Co. Ltd., Class A	10,100	151,255
SF Holding Co. Ltd., Class A	34,300	184,770
Shaanxi Coal Industry Co. Ltd., Class A	62,700	200,486
Shandong Gold Mining Co. Ltd., Class A	19,400	144,376
Shandong Gold Mining Co. Ltd., Class H (a)	52,750	283,478
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	4,200	50,313
Shandong Nanshan Aluminum Co. Ltd., Class A	138,800	145,309
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	18,400	11,781
Shanghai Baosight Software Co. Ltd., Class A	13,920	45,653

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Shanghai Electric Group Co. Ltd., Class A *	68,300	85,334
Shanghai Electric Group Co. Ltd., Class H *	184,000	98,848
Shanghai Electric Power Co. Ltd., Class A	14,800	45,226
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	41,200	157,768
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	33,500	87,534
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	23,000	152,439
Shanghai Junshi Biosciences Co. Ltd., Class H * (a)	13,000	35,561
Shanghai Pudong Development Bank Co. Ltd., Class A	176,100	253,887
Shanghai Putailai New Energy Technology Group Co. Ltd.	11,400	45,070
Shanghai Rural Commercial Bank Co. Ltd., Class A	53,300	65,777
Shanghai United Imaging Healthcare Co. Ltd., Class A	4,146	76,974
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	7,900	47,108
Shanjin International Gold Co. Ltd., Class A	14,600	70,248
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	7,700	188,900
Shengyi Electronics Co. Ltd., Class A	4,073	51,532
Shengyi Technology Co. Ltd., Class A	13,600	134,175
Shennan Circuits Co. Ltd., Class A	3,450	115,083
Shenzhen Energy Group Co. Ltd., Class A	223,100	217,888
Shenzhen Envicool Technology Co. Ltd., Class A	5,000	76,845
Shenzhen Kinwong Electronic Co. Ltd., Class A	4,800	44,193
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	6,300	42,460
Shenzhen Techwinsemi Technology Co. Ltd., Class A	1,200	46,343
Shenzhen Transsion Holdings Co. Ltd., Class A	8,239	68,562
Shenzhou International Group Holdings Ltd.	62,800	499,471
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A *	10,000	28,695
Sichuan Biokin Pharmaceutical Co. Ltd., Class A *	4,347	173,460
Sichuan Changhong Electric Co. Ltd., Class A	26,000	36,398
Sichuan Huafeng Technology Co. Ltd., Class A *	9,450	127,619
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	9,900	44,019
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H *	2,400	127,770
Sichuan Road and Bridge Group Co. Ltd., Class A	37,800	52,731
Sieyuan Electric Co. Ltd., Class A	4,000	106,230
Sino Biopharmaceutical Ltd.	667,000	565,954
Sinoma Science & Technology Co. Ltd., Class A	8,900	54,870
Sinopec Oilfield Service Corp., Class A *	380,000	186,258
Sinopharm Group Co. Ltd., Class H	91,200	243,344
Sinotrans Ltd., Class H	144,000	95,543
Sinotruk Hong Kong Ltd.	52,500	241,089
Smoore International Holdings Ltd. (a)	129,000	186,283
StarPower Semiconductor Ltd., Class A	7,940	126,194
State Grid Yingda Co. Ltd., Class A	285,000	273,169
Sunny Optical Technology Group Co. Ltd.	47,700	382,247
Suzhou Centec Communications Co. Ltd., Class A *	6,343	141,165
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	9,600	106,892
TAL Education Group, ADR *	31,363	398,310
Talkweb Information System Co. Ltd., Class A *	7,300	33,112
TBEA Co. Ltd., Class A	26,700	103,742
TCL Technology Group Corp., Class A	110,400	77,048

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Tencent Holdings Ltd.	419,000	32,205,098
Tencent Music Entertainment Group, Class A	77,500	650,486
Tianqi Lithium Corp., Class A *	11,700	90,744
Tianqi Lithium Corp., Class H *	8,200	51,207
Tianshan Aluminum Group Co. Ltd., Class A	24,800	66,391
Tingyi Cayman Islands Holding Corp.	156,000	236,438
Tongcheng Travel Holdings Ltd. (a)	90,800	270,085
Tongling Nonferrous Metals Group Co. Ltd., Class A	67,800	79,124
Tongwei Co. Ltd., Class A *	34,200	89,379
Trip.com Group Ltd.	39,400	2,418,201
Tsingtao Brewery Co. Ltd.	44,000	278,454
UBTech Robotics Corp. Ltd., Class H *	15,900	283,819
Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,100	73,371
Uni-President China Holdings Ltd.	97,000	98,351
Unisplendour Corp. Ltd., Class A	22,800	81,886
United Nova Technology Co. Ltd., Class A *	171,646	187,071
Verisilicon Microelectronics Shanghai Co. Ltd., Class A *	2,843	90,131
Vipshop Holdings Ltd., ADR	21,057	360,285
Wanhua Chemical Group Co. Ltd., Class A	22,100	279,354
Want Want China Holdings Ltd.	357,000	215,308
Weichai Power Co. Ltd., Class A	38,100	129,914
Weichai Power Co. Ltd., Class H	133,000	450,821
Western Mining Co. Ltd., Class A	12,200	61,349
Wolong Electric Group Co. Ltd., Class A	8,100	51,130
Wuhan Dameng Database Co. Ltd., Class A	2,924	118,841
Wuliangye Yibin Co. Ltd., Class A	22,100	333,044
WUS Printed Circuit Kunshan Co. Ltd., Class A	12,300	122,811
WuXi AppTec Co. Ltd., Class A	13,400	183,334
WuXi AppTec Co. Ltd., Class H (a)	24,900	354,328
XCMG Construction Machinery Co. Ltd., Class A	74,400	114,785
Xiamen Faratronic Co. Ltd., Class A	6,000	93,653
Xiamen Tungsten Co. Ltd., Class A	8,700	69,782
Xiaomi Corp., Class B * (a)	1,149,800	5,204,650
Xinjiang Daqo New Energy Co. Ltd., Class A *	11,932	41,557
Xinyi Glass Holdings Ltd.	120,000	156,806
Xinyi Solar Holdings Ltd.	50,000	21,612
XPeng, Inc., Class A *	84,300	758,835
XtalPi Holdings Ltd. *	157,000	242,513
Yadea Group Holdings Ltd. (a)	112,000	158,246
Yangzijiang Shipbuilding Holdings Ltd.	183,600	482,191
Yankuang Energy Group Co. Ltd., Class H	235,000	342,379
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	5,300	67,230
Yonghui Superstores Co. Ltd., Class A *	48,800	30,848
Yonyou Network Technology Co. Ltd., Class A *	19,400	42,212
YTO Express Group Co. Ltd., Class A	18,400	44,604
Yuanjie Semiconductor Technology Co. Ltd., Class A	1,724	202,453
Yum China Holdings, Inc.	23,825	1,177,432
Yunnan Aluminium Co. Ltd., Class A	18,500	88,365

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Yunnan Energy New Material Group Co. Ltd., Class A *	5,100	37,355
Yutong Bus Co. Ltd., Class A	12,000	53,272
Zangge Mining Co. Ltd., Class A	9,600	118,948
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,200	73,741
Zhaojin Mining Industry Co. Ltd., Class H	112,000	492,596
Zhejiang China Commodities City Group Co. Ltd., Class A	34,600	79,864
Zhejiang Huayou Cobalt Co. Ltd., Class A	8,900	91,216
Zhejiang Juhua Co. Ltd., Class A	15,000	84,758
Zhejiang Leapmotor Technology Co. Ltd., Class H * (a)	48,800	264,987
Zhejiang Rongtai Electric Material Co. Ltd., Class A	7,400	111,684
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	22,700	166,158
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class H	30,300	135,892
Zhejiang Supor Co. Ltd., Class A	13,300	82,515
Zhongjin Gold Corp. Ltd., Class A	25,100	126,703
Zhongsheng Group Holdings Ltd.	6,000	8,939
Zhongtai Securities Co. Ltd., Class A	493,100	452,683
Zhuzhou CRRC Times Electric Co. Ltd., Class H	27,500	150,363
Zijin Mining Group Co. Ltd., Class A	109,200	609,993
Zijin Mining Group Co. Ltd., Class H	380,000	1,981,329
ZJLD Group, Inc. (a)	50,200	57,833
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (b)	118,400	132,828
ZTE Corp., Class A	27,700	152,844
ZTE Corp., Class H	53,400	193,188
ZTO Express Cayman, Inc.	28,700	633,701
		211,103,576
Colombia — 0.3%
Ecopetrol SA	334,044	209,179
Grupo Cibest SA	19,378	435,061
Grupo Cibest SA (Preference)	32,346	657,964
Grupo de Inversiones Suramericana SA	9,474	163,705
Grupo de Inversiones Suramericana SA (Preference)	8,153	115,341
Grupo Energia Bogota SA ESP	222,472	197,384
Interconexion Electrica SA ESP	33,980	289,533
		2,068,167
Czech Republic — 0.1%
CEZ A/S	11,028	634,109
Komercni Banka A/S	5,067	307,045
		941,154
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	151,818	432,762
Greece — 0.5%
Alpha Bank SA	140,312	671,669
Eurobank SA	167,624	819,175
Hellenic Telecommunications Organization SA	13,883	260,382
JUMBO SA	8,458	251,043
Motor Oil Hellas Corinth Refineries SA	4,825	194,269

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Greece — continued
National Bank of Greece SA	57,183	1,009,534
OPAP SA	9,124	183,857
Piraeus Bank SA *	52,651	531,108
Public Power Corp. SA	12,698	300,131
		4,221,168
Hong Kong — 0.1%
Central New Energy Holding Group Ltd. *	93,000	95,951
Guming Holdings Ltd.	46,800	172,255
Kingboard Laminates Holdings Ltd.	58,500	109,837
Orient Overseas International Ltd.	11,000	180,215
		558,258
Hungary — 0.3%
MOL Hungarian Oil & Gas plc	26,149	319,356
OTP Bank Nyrt.	14,329	1,803,048
Richter Gedeon Nyrt.	9,771	327,033
		2,449,437
India — 14.6%
ABB India Ltd.	3,616	219,990
Adani Energy Solutions Ltd. *	22,468	218,853
Adani Enterprises Ltd.	28,283	622,022
Adani Green Energy Ltd. *	28,568	265,038
Adani Ports & Special Economic Zone Ltd.	61,927	957,139
Adani Power Ltd. *	365,943	538,676
Adani Total Gas Ltd.	16,414	94,131
Aditya Birla Capital Ltd. *	54,716	202,423
Alkem Laboratories Ltd.	4,631	286,074
Ambuja Cements Ltd.	54,072	300,578
Apollo Hospitals Enterprise Ltd.	7,400	560,396
Ashok Leyland Ltd.	196,809	421,557
Asian Paints Ltd.	50,266	1,327,340
Astral Ltd.	8,877	142,649
AU Small Finance Bank Ltd. (a)	39,297	420,319
Aurobindo Pharma Ltd.	21,863	287,520
Avenue Supermarts Ltd. * (a)	10,928	438,545
Axis Bank Ltd.	155,713	2,323,135
Bajaj Auto Ltd.	4,573	477,587
Bajaj Finance Ltd.	191,522	1,937,698
Bajaj Finserv Ltd.	26,072	554,053
Bajaj Holdings & Investment Ltd.	1,887	221,676
Balkrishna Industries Ltd.	6,177	154,983
Bank of Baroda	74,940	244,216
Berger Paints India Ltd.	20,267	102,105
Bharat Electronics Ltd.	243,988	1,191,996
Bharat Forge Ltd.	19,879	311,555
Bharat Heavy Electricals Ltd.	91,634	262,348
Bharat Petroleum Corp. Ltd.	136,386	540,709

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Bharti Airtel Ltd.	194,859	4,179,135
Bharti Hexacom Ltd.	5,394	90,502
Biocon Ltd.	48,569	193,905
Bosch Ltd.	611	242,880
Britannia Industries Ltd.	9,392	598,362
Canara Bank	135,830	218,007
CG Power & Industrial Solutions Ltd.	45,316	288,709
Cholamandalam Investment and Finance Co. Ltd.	28,998	514,972
Cipla Ltd.	38,916	560,856
Coal India Ltd.	155,222	744,582
Colgate-Palmolive India Ltd.	9,667	222,281
Coromandel International Ltd.	9,213	228,945
CRISIL Ltd.	1,467	74,484
Cummins India Ltd.	9,272	414,935
Dabur India Ltd.	50,231	276,781
Divi's Laboratories Ltd.	9,241	608,809
Dixon Technologies India Ltd. (a)	2,424	275,644
DLF Ltd.	58,405	404,405
Dr Reddy's Laboratories Ltd.	40,175	531,582
Eicher Motors Ltd.	10,484	812,522
Eternal Ltd. *	306,286	912,966
Fortis Healthcare Ltd.	33,186	307,597
FSN E-Commerce Ventures Ltd. *	89,796	231,871
GAIL India Ltd.	195,231	355,644
GE Vernova T&D India Ltd.	9,038	317,385
GMR Airports Ltd. *	205,814	210,257
Godrej Consumer Products Ltd.	29,460	369,908
Godrej Properties Ltd. *	9,656	165,753
Grasim Industries Ltd.	26,118	801,545
Havells India Ltd.	16,040	224,067
HCL Technologies Ltd.	72,827	1,343,849
HDFC Asset Management Co. Ltd. (a)	14,325	392,224
HDFC Bank Ltd.	772,841	7,814,408
HDFC Life Insurance Co. Ltd. (a)	66,932	532,355
Hero MotoCorp Ltd.	8,992	541,609
Hexaware Technologies Ltd.	8,354	63,379
Hindalco Industries Ltd.	98,778	1,028,211
Hindustan Aeronautics Ltd. (a)	12,964	651,338
Hindustan Petroleum Corp. Ltd.	69,537	322,762
Hindustan Unilever Ltd.	62,540	1,614,631
Hindustan Zinc Ltd.	29,419	199,554
Hitachi Energy India Ltd.	917	188,205
Hyundai Motor India Ltd.	10,047	240,037
ICICI Bank Ltd.	358,782	5,289,390
ICICI Lombard General Insurance Co. Ltd. (a)	16,505	325,708
IDFC First Bank Ltd.	429,599	390,868
Indian Bank	20,171	200,141
Indian Hotels Co. Ltd. (The)	62,342	457,331

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Indian Oil Corp. Ltd.	263,144	467,324
Indian Railway Catering & Tourism Corp. Ltd.	22,256	150,903
Indraprastha Gas Ltd.	55,632	107,768
Indus Towers Ltd. *	90,006	436,605
IndusInd Bank Ltd. *	41,699	406,732
Info Edge India Ltd.	27,489	374,140
Infosys Ltd.	279,689	5,002,597
InterGlobe Aviation Ltd. (a)	12,009	600,158
ITC Hotels Ltd. *	71,293	140,286
ITC Ltd.	204,332	716,272
Jindal Stainless Ltd.	29,261	261,121
Jindal Steel Ltd.	26,699	327,155
Jio Financial Services Ltd.	212,496	588,497
JSW Energy Ltd.	42,790	213,904
JSW Steel Ltd.	87,689	1,152,640
Jubilant Foodworks Ltd.	27,025	146,236
Kalyan Jewellers India Ltd.	30,652	120,686
Kotak Mahindra Bank Ltd.	373,045	1,655,585
Kwality Wall's India Ltd. ‡ *	62,885	26,114
L&T Finance Ltd.	50,365	157,024
L&T Technology Services Ltd. (a)	1,973	80,091
Larsen & Toubro Ltd.	45,974	1,967,105
Linde India Ltd.	1,595	104,259
Lloyds Metals & Energy Ltd.	10,327	123,548
Lodha Developers Ltd. (a)	19,184	202,917
LTIMindtree Ltd. (a)	6,303	409,759
Lupin Ltd.	17,241	404,027
Mahindra & Mahindra Ltd.	66,929	2,499,111
Mankind Pharma Ltd.	8,295	191,777
Marico Ltd.	45,606	362,554
Maruti Suzuki India Ltd.	8,970	1,425,049
Max Healthcare Institute Ltd.	44,843	466,957
Mazagon Dock Shipbuilders Ltd.	5,427	152,131
Motilal Oswal Financial Services Ltd.	13,423	110,134
Mphasis Ltd.	8,064	242,523
MRF Ltd.	219	314,867
Muthoot Finance Ltd.	7,289	303,739
Nestle India Ltd.	50,676	735,975
NHPC Ltd.	230,633	196,385
NMDC Ltd.	243,473	214,474
NTPC Ltd.	323,658	1,254,032
Oberoi Realty Ltd.	8,645	140,310
Oil & Natural Gas Corp. Ltd.	285,951	838,303
Oil India Ltd.	42,635	236,963
One 97 Communications Ltd. *	21,833	270,406
Oracle Financial Services Software Ltd.	1,686	142,329
Page Industries Ltd.	458	164,390
Patanjali Foods Ltd.	22,212	121,134

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
PB Fintech Ltd. *	25,086	451,994
Persistent Systems Ltd.	7,560	497,091
Petronet LNG Ltd.	54,356	171,431
Phoenix Mills Ltd. (The)	15,070	273,935
PI Industries Ltd.	7,143	248,244
Pidilite Industries Ltd.	35,204	547,877
Polycab India Ltd.	4,632	354,073
Power Finance Corp. Ltd.	90,104	372,120
Power Grid Corp. of India Ltd.	309,169	863,053
Premier Energies Ltd. (a)	7,635	59,863
Prestige Estates Projects Ltd.	12,764	203,037
Punjab National Bank	166,563	227,070
Rail Vikas Nigam Ltd. (a)	41,748	156,081
REC Ltd.	83,953	332,777
Reliance Industries Ltd.	496,021	7,537,007
Samvardhana Motherson International Ltd.	347,982	427,889
SBI Cards & Payment Services Ltd.	21,065	172,562
SBI Life Insurance Co. Ltd. (a)	27,950	607,983
Schaeffler India Ltd.	2,981	117,435
Shree Cement Ltd.	1,200	352,520
Shriram Finance Ltd.	87,283	968,889
Siemens Energy India Ltd.	6,078	164,648
Siemens Ltd. *	6,456	217,911
Solar Industries India Ltd.	1,868	274,079
Sona Blw Precision Forgings Ltd. (a)	28,716	155,113
SRF Ltd.	8,810	269,943
State Bank of India	114,604	1,343,233
Steel Authority of India Ltd.	90,891	148,831
Sun Pharmaceutical Industries Ltd.	78,284	1,358,504
Sundaram Finance Ltd.	7,547	432,757
Supreme Industries Ltd.	4,521	172,996
Suzlon Energy Ltd. *	874,697	454,200
Swiggy Ltd. *	39,950	134,697
Tata Communications Ltd.	8,758	149,893
Tata Consultancy Services Ltd.	68,409	2,326,460
Tata Consumer Products Ltd.	45,725	564,487
Tata Elxsi Ltd.	2,456	142,196
Tata Motors Passenger Vehicles Ltd.	151,800	578,492
Tata Power Co. Ltd. (The)	95,348	379,849
Tata Steel Ltd.	589,412	1,230,314
Tech Mahindra Ltd.	43,380	823,094
Thermax Ltd.	2,587	81,012
Titan Co. Ltd.	27,581	1,193,437
Torrent Pharmaceuticals Ltd.	7,061	304,270
Torrent Power Ltd.	13,594	205,233
Trent Ltd.	12,806	527,412
Tube Investments of India Ltd.	9,157	233,028
TVS Motor Co. Ltd.	16,117	645,153

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
UltraTech Cement Ltd.	8,572	1,184,756
Union Bank of India Ltd.	112,501	221,431
United Breweries Ltd.	5,472	87,448
United Spirits Ltd.	21,374	316,611
UNO Minda Ltd.	16,119	207,341
UPL Ltd.	36,582	280,292
Varun Beverages Ltd.	97,405	498,940
Vedanta Ltd.	116,022	858,075
Vishal Mega Mart Ltd. *	77,198	105,707
Vodafone Idea Ltd. *	2,229,055	271,452
Voltas Ltd.	17,571	253,983
WAAREE Energies Ltd.	2,409	73,114
Wipro Ltd.	206,597	533,060
Yes Bank Ltd. *	1,513,687	352,758
Zydus Lifesciences Ltd.	17,273	166,400
		114,193,139
Indonesia — 1.2%
Alamtri Resources Indonesia Tbk. PT	1,117,200	146,823
Amman Mineral Internasional PT *	554,700	249,399
Aneka Tambang Tbk.	627,600	154,505
Astra International Tbk. PT	1,246,400	472,599
Bank Central Asia Tbk. PT	3,823,600	1,689,456
Bank Mandiri Persero Tbk. PT	2,510,000	722,243
Bank Negara Indonesia Persero Tbk. PT	1,018,400	273,344
Bank Permata Tbk. PT	278,500	70,517
Bank Rakyat Indonesia Persero Tbk. PT	4,417,400	1,002,767
Barito Pacific Tbk. PT *	1,897,079	244,128
Barito Renewables Energy Tbk. PT *	1,068,500	542,685
Bumi Resources Minerals Tbk. PT *	6,116,400	388,094
Chandra Asri Pacific Tbk. PT	669,100	258,168
Charoen Pokphand Indonesia Tbk. PT	538,600	142,344
Dian Swastatika Sentosa Tbk. PT *	107,300	632,869
GoTo Gojek Tokopedia Tbk. PT *	61,354,500	235,878
Impack Pratama Industri Tbk. PT *	717,300	101,708
Indofood Sukses Makmur Tbk. PT	353,400	143,513
Kalbe Farma Tbk. PT	1,511,100	103,068
Merdeka Copper Gold Tbk. PT *	1,094,400	206,535
Multipolar Technology Tbk. PT	19,300	52,260
Pantai Indah Kapuk Dua Tbk. PT	124,800	69,148
Petrindo Jaya Kreasi Tbk. PT	1,253,000	135,489
Sejahteraraya Anugrahjaya Tbk. PT *	233,900	223,658
Sumber Alfaria Trijaya Tbk. PT	1,361,500	141,669
Telkom Indonesia Persero Tbk. PT	3,238,900	692,349
Unilever Indonesia Tbk. PT	390,500	44,785
United Tractors Tbk. PT	94,600	147,373
		9,287,374

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Kuwait — 0.7%
Boubyan Bank KSCP	132,388	292,280
Commercial Bank of Kuwait KPSC	100,000	161,875
Gulf Bank KSCP	321,700	361,402
Kuwait Finance House KSCP	802,697	2,111,948
Mabanee Co. KPSC	55,835	182,723
Mobile Telecommunications Co. KSCP	182,770	303,525
National Bank of Kuwait SAKP	596,768	1,849,015
		5,262,768
Luxembourg — 0.0% ^
Reinet Investments SCA	9,083	312,225
Malaysia — 1.5%
AMMB Holdings Bhd.	207,600	339,532
Axiata Group Bhd.	325,300	189,665
CELCOMDIGI Bhd.	296,500	245,223
CIMB Group Holdings Bhd.	587,700	1,280,430
Gamuda Bhd.	374,200	420,726
Hong Leong Bank Bhd.	50,900	333,102
IOI Corp. Bhd.	216,400	218,520
KLCCP Stapled Group, REIT	54,600	128,397
Kuala Lumpur Kepong Bhd.	41,100	203,310
Malayan Banking Bhd.	474,000	1,418,625
Maxis Bhd.	276,900	268,722
MISC Bhd.	151,900	308,116
MR DIY Group M Bhd. (a)	258,200	120,092
Nestle Malaysia Bhd.	4,700	133,536
Petronas Chemicals Group Bhd.	220,700	181,183
Petronas Dagangan Bhd.	28,700	154,280
Petronas Gas Bhd.	68,600	319,855
PPB Group Bhd.	56,100	160,537
Press Metal Aluminium Holdings Bhd.	300,100	575,271
Public Bank Bhd.	1,056,200	1,305,456
QL Resources Bhd.	286,600	292,271
RHB Bank Bhd.	288,300	617,848
SD Guthrie Bhd.	178,900	265,037
Sime Darby Bhd.	267,000	146,232
Sunway Bhd.	215,300	313,994
Telekom Malaysia Bhd.	181,100	363,261
Tenaga Nasional Bhd.	314,500	1,112,737
Westports Holdings Bhd.	76,100	117,991
YTL Corp. Bhd.	372,590	196,460
YTL Power International Bhd.	196,420	160,783
		11,891,192
Mexico — 1.8%
America Movil SAB de CV	1,190,955	1,231,435
Arca Continental SAB de CV	31,470	354,479
Cemex SAB de CV	988,913	1,229,068
Coca-Cola Femsa SAB de CV	37,104	389,129

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mexico — continued
Fibra Uno Administracion SA de CV, REIT	221,874	345,075
Fomento Economico Mexicano SAB de CV	140,096	1,461,965
Gruma SAB de CV, Class B	12,287	221,435
Grupo Aeroportuario del Pacifico SAB de CV, Class B	26,203	720,328
Grupo Aeroportuario del Sureste SAB de CV, Class B	12,423	429,666
Grupo Bimbo SAB de CV (b)	93,797	326,003
Grupo Carso SAB de CV	40,376	274,680
Grupo Comercial Chedraui SA de CV	17,961	122,919
Grupo Financiero Banorte SAB de CV, Class O	191,954	2,164,041
Grupo Financiero Inbursa SAB de CV, Class O	171,596	430,659
Grupo Mexico SAB de CV	214,151	2,362,940
Industrias Penoles SAB de CV *	12,806	742,302
Kimberly-Clark de Mexico SAB de CV, Class A	112,005	248,095
Promotora y Operadora de Infraestructura SAB de CV	11,953	187,065
Wal-Mart de Mexico SAB de CV	338,496	1,074,215
		14,315,499
Peru — 0.2%
Credicorp Ltd.	4,440	1,584,325
Philippines — 0.4%
Ayala Corp.	18,090	155,460
Ayala Land, Inc.	478,800	172,641
Bank of the Philippine Islands	151,360	318,758
BDO Unibank, Inc.	153,889	352,704
Globe Telecom, Inc.	2,170	58,156
International Container Terminal Services, Inc.	55,480	607,669
Jollibee Foods Corp.	35,340	122,997
Manila Electric Co.	19,360	193,993
Metropolitan Bank & Trust Co.	151,450	187,767
PLDT, Inc.	7,015	160,105
SM Investments Corp.	33,020	392,558
SM Prime Holdings, Inc.	788,500	289,257
		3,012,065
Qatar — 0.7%
Al Rayan Bank	478,119	298,671
Commercial Bank PSQC (The)	254,277	331,726
Dukhan Bank	188,793	184,797
Industries Qatar QSC	184,919	645,455
Mesaieed Petrochemical Holding Co.	376,549	113,184
Nebras Energy	40,445	169,956
Ooredoo QPSC	83,736	326,573
Qatar Fuel QSC	66,223	281,916
Qatar Gas Transport Co. Ltd.	249,709	329,196
Qatar International Islamic Bank QSC	86,549	271,591
Qatar Islamic Bank QPSC	127,370	874,766
Qatar National Bank QPSC	280,835	1,530,101
		5,357,932

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Saudi Arabia — 2.8%
ACWA Power Co. *	9,909	494,534
Ades Holding Co.	30,716	157,382
Al Rajhi Bank	133,786	3,820,435
Alinma Bank	88,203	669,972
Almarai Co. JSC	34,232	403,815
Arab National Bank	70,663	428,872
Bank Al-Jazira *	49,875	166,588
Banque Saudi Fransi	97,416	468,923
Bupa Arabia for Cooperative Insurance Co.	5,718	251,199
Co. for Cooperative Insurance (The)	5,413	197,718
Dar Al Arkan Real Estate Development Co. *	37,834	188,591
Dr Sulaiman Al Habib Medical Services Group Co.	7,109	495,831
Elm Co.	1,839	380,359
Etihad Etisalat Co.	25,754	484,642
Jabal Omar Development Co. *	41,353	181,913
Jarir Marketing Co.	50,266	191,228
Makkah Construction & Development Co.	7,006	168,860
Mouwasat Medical Services Co.	7,396	137,282
Nahdi Medical Co.	4,653	122,174
Riyad Bank	106,346	798,091
SABIC Agri-Nutrients Co.	16,173	538,837
Sahara International Petrochemical Co.	28,557	116,681
Saudi Arabian Mining Co. *	89,028	1,808,867
Saudi Arabian Oil Co. (a)	396,188	2,723,486
Saudi Aramco Base Oil Co.	4,388	122,319
Saudi Awwal Bank	66,488	631,768
Saudi Basic Industries Corp.	61,432	931,135
Saudi Electricity Co.	57,961	222,510
Saudi Industrial Investment Group	26,480	88,352
Saudi Investment Bank (The)	62,781	234,312
Saudi National Bank (The)	198,809	2,377,842
Saudi Research & Media Group *	2,312	73,794
Saudi Tadawul Group Holding Co.	3,819	163,626
Saudi Telecom Co.	118,304	1,404,362
Umm Al Qura for Development & Construction Co. *	34,254	176,256
Yanbu National Petrochemical Co.	21,888	157,654
		21,980,210
South Africa — 3.0%
Absa Group Ltd.	58,512	922,007
Bid Corp. Ltd.	23,621	591,192
Bidvest Group Ltd.	23,407	338,692
Capitec Bank Holdings Ltd.	6,559	1,761,051
Clicks Group Ltd.	16,818	335,058
Discovery Ltd.	35,576	518,012
FirstRand Ltd.	382,697	2,182,849
Gold Fields Ltd.	60,992	3,016,339
Harmony Gold Mining Co. Ltd.	37,331	793,230

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Africa — continued
Impala Platinum Holdings Ltd.	59,665	1,112,111
Mr Price Group Ltd.	18,153	199,341
MTN Group Ltd.	115,477	1,282,323
Naspers Ltd., Class N	53,588	3,280,939
Nedbank Group Ltd.	29,495	484,482
Northam Platinum Holdings Ltd.	24,293	578,792
Old Mutual Ltd.	320,048	307,161
OUTsurance Group Ltd.	61,328	271,109
Pepkor Holdings Ltd. (a)	141,446	231,119
Remgro Ltd.	35,373	400,308
Sanlam Ltd.	123,399	771,542
Shoprite Holdings Ltd.	34,082	562,319
Sibanye Stillwater Ltd. *	193,211	840,933
Standard Bank Group Ltd.	90,240	1,658,429
Valterra Platinum Ltd.	12,336	1,108,367
Vodacom Group Ltd.	27,251	253,991
		23,801,696
South Korea — 15.3%
Alteogen, Inc. *	2,749	786,128
Amorepacific Corp.	2,157	207,625
Celltrion, Inc. *	10,925	1,589,981
Coway Co. Ltd. *	4,347	251,518
DB Insurance Co. Ltd.	3,110	307,049
Doosan Bobcat, Inc.	3,228	131,418
Doosan Co. Ltd.	557	326,433
Doosan Co. Ltd. (Preference)	171	55,581
Doosan Enerbility Co. Ltd. *	30,428	1,899,500
Ecopro BM Co. Ltd. *	3,360	538,222
Ecopro Co. Ltd.	6,728	754,770
Hana Financial Group, Inc.	19,138	1,329,748
Hanjin Kal Corp. *	1,735	135,476
Hankook Tire & Technology Co. Ltd.	5,571	246,399
Hanmi Semiconductor Co. Ltd.	3,396	491,255
Hanwha Aerospace Co. Ltd. *	2,340	2,106,424
Hanwha Ocean Co. Ltd. *	8,051	773,149
HD Hyundai Co. Ltd.	2,996	486,214
HD Hyundai Electric Co. Ltd.	1,541	944,086
HD Hyundai Heavy Industries Co. Ltd.	2,163	860,939
HD Hyundai Marine Solution Co. Ltd.	641	81,274
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,132	897,111
HLB, Inc. *	8,696	333,529
HMM Co. Ltd.	20,478	283,839
HYBE Co. Ltd.	1,530	395,432
Hyosung Heavy Industries Corp. *	335	600,843
Hyundai Glovis Co. Ltd.	2,453	413,574
Hyundai Mobis Co. Ltd.	4,183	1,307,007
Hyundai Motor Co.	9,985	3,475,834

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Hyundai Motor Co. (Preference)	1,956	369,428
Hyundai Rotem Co. Ltd.	4,931	788,444
Industrial Bank of Korea	20,437	313,992
Kakao Corp.	20,948	890,380
KakaoBank Corp.	25,442	403,573
Kakaopay Corp. *	2,035	88,910
KB Financial Group, Inc.	25,064	2,345,971
Kia Corp.	16,710	1,777,998
Korea Aerospace Industries Ltd.	4,897	570,742
Korea Electric Power Corp. *	17,528	706,959
Korea Investment Holdings Co. Ltd.	2,939	439,659
Korea Zinc Co. Ltd.	721	939,241
Korean Air Lines Co. Ltd. *	12,567	202,620
Krafton, Inc. *	2,173	381,483
KT&G Corp.	7,363	787,249
LG Chem Ltd.	3,136	673,366
LG CNS Co. Ltd.	2,312	111,524
LG Corp.	7,385	468,788
LG Display Co. Ltd. *	20,345	164,044
LG Electronics, Inc.	8,073	553,515
LG Energy Solution Ltd. *	2,907	799,095
LG Uplus Corp.	15,150	168,404
LS Electric Co. Ltd. *	1,044	406,846
Meritz Financial Group, Inc.	5,631	455,296
Mirae Asset Securities Co. Ltd.	13,912	412,429
NAVER Corp.	9,856	1,873,445
NH Investment & Securities Co. Ltd.	10,064	188,684
POSCO Future M Co. Ltd. *	2,483	384,180
POSCO Holdings, Inc.	4,850	1,163,824
Posco International Corp.	3,369	145,474
Samsung Biologics Co. Ltd. * (a)	812	981,310
Samsung C&T Corp.	5,557	1,158,382
Samsung Electro-Mechanics Co. Ltd.	3,756	722,349
Samsung Electronics Co. Ltd.	335,752	37,092,128
Samsung Electronics Co. Ltd. (Preference)	55,243	4,474,742
Samsung Fire & Marine Insurance Co. Ltd.	2,034	707,957
Samsung Heavy Industries Co. Ltd. *	45,471	926,752
Samsung Life Insurance Co. Ltd.	6,766	880,971
Samsung SDI Co. Ltd. *	4,008	1,078,858
Samsung SDS Co. Ltd.	2,713	325,322
Shinhan Financial Group Co. Ltd.	30,312	1,771,547
SK Biopharmaceuticals Co. Ltd. *	1,992	162,532
SK hynix, Inc.	36,936	23,062,006
SK Innovation Co. Ltd.	4,509	349,822
SK Square Co. Ltd. *	5,642	2,208,569
SK Telecom Co. Ltd.	7,601	383,060
SK, Inc.	2,629	607,120
S-Oil Corp. *	2,911	213,857

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Woori Financial Group, Inc.	43,944	919,259
Yuhan Corp. *	3,908	292,106
		119,304,570
Taiwan — 20.1%
Accton Technology Corp.	35,000	1,223,714
Advantech Co. Ltd.	32,196	303,840
Alchip Technologies Ltd.	6,000	589,077
ASE Technology Holding Co. Ltd.	229,000	2,129,038
Asia Cement Corp.	179,000	199,730
Asia Vital Components Co. Ltd.	22,000	999,515
Asustek Computer, Inc.	47,000	738,359
Cathay Financial Holding Co. Ltd.	638,000	1,520,024
Chailease Holding Co. Ltd.	117,279	386,532
Chang Hwa Commercial Bank Ltd.	480,700	311,159
China Steel Corp.	863,000	567,807
Chroma ATE, Inc.	25,000	767,660
Chunghwa Telecom Co. Ltd.	210,000	890,493
Compal Electronics, Inc.	313,000	323,037
CTBC Financial Holding Co. Ltd.	1,297,000	2,089,656
Delta Electronics, Inc.	132,000	5,037,430
E Ink Holdings, Inc.	63,000	350,227
E.Sun Financial Holding Co. Ltd.	1,054,995	1,117,170
Elite Material Co. Ltd.	21,000	1,139,094
eMemory Technology, Inc.	5,000	287,975
Eva Airways Corp.	187,000	221,340
Evergreen Marine Corp. Taiwan Ltd.	77,000	454,777
Far Eastern New Century Corp.	260,000	228,926
Far EasTone Telecommunications Co. Ltd.	125,000	351,640
First Financial Holding Co. Ltd.	797,780	728,308
Formosa Chemicals & Fibre Corp.	293,000	392,231
Formosa Petrochemical Corp.	98,000	166,509
Formosa Plastics Corp.	350,000	524,307
Fortune Electric Co. Ltd.	17,570	536,261
Fubon Financial Holding Co. Ltd.	623,952	1,791,729
Gigabyte Technology Co. Ltd.	39,000	286,910
Global Unichip Corp.	6,000	492,283
Globalwafers Co. Ltd.	19,000	298,730
Hon Hai Precision Industry Co. Ltd.	825,000	5,702,748
Hotai Motor Co. Ltd.	30,520	526,097
Hua Nan Financial Holdings Co. Ltd.	693,977	729,922
International Games System Co. Ltd.	18,000	408,771
Inventec Corp.	228,000	323,647
Jentech Precision Industrial Co. Ltd.	6,000	531,602
KGI Financial Holding Co. Ltd.	1,121,370	641,206
King Slide Works Co. Ltd.	5,000	492,225
Largan Precision Co. Ltd.	6,000	457,304
Lite-On Technology Corp.	153,000	786,448

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Lotes Co. Ltd.	6,000	270,224
MediaTek, Inc.	105,000	5,824,406
Mega Financial Holding Co. Ltd.	829,930	1,020,524
Nan Ya Plastics Corp.	375,000	896,467
Nanya Technology Corp. *	83,000	840,188
Novatek Microelectronics Corp.	41,000	486,490
Pegatron Corp.	146,000	321,959
PharmaEssentia Corp.	21,730	530,474
Phison Electronics Corp.	12,000	889,928
Powertech Technology, Inc.	49,000	388,009
President Chain Store Corp.	36,000	244,446
Quanta Computer, Inc.	195,000	1,716,619
Realtek Semiconductor Corp.	32,000	489,593
Shanghai Commercial & Savings Bank Ltd. (The)	299,000	374,543
SinoPac Financial Holdings Co. Ltd.	895,272	810,923
Taiwan Business Bank	524,070	255,366
Taiwan Cooperative Financial Holding Co. Ltd.	809,336	604,854
Taiwan Mobile Co. Ltd.	93,000	311,832
Taiwan Semiconductor Manufacturing Co. Ltd.	1,654,000	91,459,480
Teco Electric and Machinery Co. Ltd.	109,000	278,021
Tripod Technology Corp.	34,000	400,701
TS Financial Holding Co. Ltd.	1,629,060	1,170,831
Unimicron Technology Corp.	92,000	1,093,588
Uni-President Enterprises Corp.	335,000	762,133
United Microelectronics Corp.	824,000	1,639,558
Vanguard International Semiconductor Corp.	41,000	185,857
Walsin Lihwa Corp.	243,000	332,573
Wan Hai Lines Ltd.	99,000	231,858
Wistron Corp.	212,000	867,588
Wiwynn Corp.	8,000	896,737
WT Microelectronics Co. Ltd.	58,000	286,341
Yageo Corp.	130,380	1,138,267
Yang Ming Marine Transport Corp.	127,000	215,482
Yuanta Financial Holding Co. Ltd.	867,359	1,181,544
Zhen Ding Technology Holding Ltd.	45,000	277,318
		156,740,180
Thailand — 1.1%
Advanced Info Service PCL, NVDR	82,100	910,522
Airports of Thailand PCL, NVDR	292,500	466,947
Bangkok Bank PCL, NVDR	40,400	202,667
Bangkok Dusit Medical Services PCL, NVDR	336,800	214,789
Bumrungrad Hospital PCL, NVDR	30,700	163,337
Central Pattana PCL, NVDR	53,700	98,240
Central Retail Corp. PCL, NVDR	239,400	149,387
Charoen Pokphand Foods PCL, NVDR	219,800	143,980
CP ALL PCL, NVDR	300,400	414,147
CP Axtra PCL, NVDR	119,785	56,216

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thailand — continued
Delta Electronics Thailand PCL, NVDR	308,200	1,994,114
Global Power Synergy PCL, NVDR	47,700	53,603
Gulf Development PCL, NVDR *	499,792	743,447
Indorama Ventures PCL, NVDR	137,800	89,238
Kasikornbank PCL, NVDR	79,200	473,023
Krung Thai Bank PCL, NVDR	236,900	212,579
Minor International PCL, NVDR	196,400	142,386
PTT Exploration & Production PCL, NVDR	98,000	383,104
PTT Oil & Retail Business PCL, NVDR	225,100	96,946
PTT PCL, NVDR	584,900	631,392
SCB X PCL, NVDR	59,700	256,996
Siam Cement PCL (The), NVDR	21,000	137,116
TMBThanachart Bank PCL, NVDR	2,966,300	190,159
		8,224,335
Turkey — 0.6%
Akbank TAS	210,126	449,472
Aselsan Elektronik Sanayi ve Ticaret A/S	80,305	561,926
BIM Birlesik Magazalar A/S	29,869	455,822
Coca-Cola Icecek A/S	56,724	94,028
Enka Insaat ve Sanayi A/S	47,935	107,706
Eregli Demir ve Celik Fabrikalari TAS	237,206	153,557
Ford Otomotiv Sanayi A/S	55,290	144,518
Haci Omer Sabanci Holding A/S	101,800	256,171
Kiler Holding A/S *	23,293	316,023
KOC Holding A/S	50,527	241,662
Petrokent Turizm A/S *	11,865	40,080
Sasa Polyester Sanayi A/S *	752,918	44,173
Turk Hava Yollari AO	47,946	335,364
Turkcell Iletisim Hizmetleri A/S	94,449	254,550
Turkiye Garanti Bankasi A/S	40,135	148,969
Turkiye Is Bankasi A/S, Class C	586,353	225,405
Turkiye Petrol Rafinerileri A/S	65,905	371,380
Turkiye Vakiflar Bankasi TAO, Class D *	100,873	85,097
Yapi ve Kredi Bankasi A/S *	237,209	224,042
		4,509,945
United Arab Emirates — 2.1%
Abu Dhabi Commercial Bank PJSC	205,813	853,691
Abu Dhabi Islamic Bank PJSC	101,008	669,900
Abu Dhabi National Oil Co. for Distribution PJSC	206,997	231,093
ADNOC Drilling Co. PJSC	188,759	273,951
ADNOC Logistics & Services	100,523	153,617
Aldar Properties PJSC	259,758	679,062
Alpha Dhabi Holding PJSC *	113,680	276,341
Dubai Electricity & Water Authority PJSC	614,327	505,383
Dubai Islamic Bank PJSC	208,784	549,264
Emaar Development PJSC	59,343	277,931
Emaar Properties PJSC	424,135	1,735,007

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Arab Emirates — continued
Emirates Integrated Telecommunications Co. PJSC	65,541	183,818
Emirates NBD Bank PJSC	167,721	1,420,320
Emirates Telecommunications Group Co. PJSC	237,453	1,273,744
First Abu Dhabi Bank PJSC	301,460	1,526,795
International Holding Co. PJSC *	49,212	5,353,252
Modon Holding PSC *	237,452	218,733
Pure Health Holding PJSC	230,401	171,272
Salik Co. PJSC	134,275	233,267
Two Point Zero Group PJSC *	251,209	154,383
		16,740,824
United States — 0.2%
BeOne Medicines Ltd., Class H *	52,000	1,371,393
Total Common Stocks (Cost $518,987,092)		773,996,190
Preferred Stocks — 0.0% ^
India — 0.0% ^
TVS Motor Co. Ltd. 6.00%, 9/1/2026 ($100 par value) (Cost $11,975)	104,892	11,403
	NO. OF WARRANTS
Warrants — 0.0% ^
Malaysia — 0.0% ^
YTL Corp. Bhd. expiring 6/2/2028, price 1.50 MYR *(Cost $—)	630	92
	SHARES
Short-Term Investments — 1.3%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (c) (d) (Cost $9,554,967)	9,554,967	9,554,967
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (c) (d)(Cost $480,270)	480,270	480,270
Total Short-Term Investments (Cost $10,035,237)		10,035,237
Total Investments — 100.4% (Cost $529,034,304)		784,042,922
Liabilities in Excess of Other Assets — (0.4)%		(3,203,921)
NET ASSETS — 100.0%		780,839,001

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
JSC	Joint Stock Company
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $454,979.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2026.
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	17.3%
Banks	15.5
Technology Hardware, Storage & Peripherals	7.1
Interactive Media & Services	5.2
Broadline Retail	5.0
Metals & Mining	4.6
Oil, Gas & Consumable Fuels	3.7
Electronic Equipment, Instruments & Components	3.1
Insurance	2.7
Automobiles	2.6
Industrial Conglomerates	2.0
Electrical Equipment	1.7
IT Services	1.6
Hotels, Restaurants & Leisure	1.6
Chemicals	1.5
Wireless Telecommunication Services	1.5
Machinery	1.2
Capital Markets	1.1
Real Estate Management & Development	1.1
Electric Utilities	1.1
Pharmaceuticals	1.0
Financial Services	1.0
Beverages	1.0
Food Products	1.0
Others (each less than 1.0%)	13.5
Short-Term Investments	1.3

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	86	03/20/2026	USD	6,540,730	570,672

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$90,262	$—	$90,262
Brazil	29,574,082	—	—	29,574,082
Chile	4,667,652	—	—	4,667,652
China	13,420,107	197,683,469	—	211,103,576
Colombia	2,068,167	—	—	2,068,167
Czech Republic	—	941,154	—	941,154

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Egypt	$—	$432,762	$—	$432,762
Greece	966,008	3,255,160	—	4,221,168
Hong Kong	95,951	462,307	—	558,258
Hungary	327,033	2,122,404	—	2,449,437
India	1,628,987	112,538,038	26,114	114,193,139
Indonesia	1,981,758	7,305,616	—	9,287,374
Kuwait	3,251,878	2,010,890	—	5,262,768
Luxembourg	312,225	—	—	312,225
Malaysia	1,342,406	10,548,786	—	11,891,192
Mexico	14,315,499	—	—	14,315,499
Peru	1,584,325	—	—	1,584,325
Philippines	1,537,793	1,474,272	—	3,012,065
Qatar	1,439,367	3,918,565	—	5,357,932
Saudi Arabia	4,335,012	17,645,198	—	21,980,210
South Africa	2,890,328	20,911,368	—	23,801,696
South Korea	1,663,610	117,640,960	—	119,304,570
Taiwan	729,922	156,010,258	—	156,740,180
Thailand	—	8,224,335	—	8,224,335
Turkey	356,103	4,153,842	—	4,509,945
United Arab Emirates	5,592,191	11,148,633	—	16,740,824
United States	—	1,371,393	—	1,371,393
Total Common Stocks	94,080,404	679,889,672	26,114	773,996,190
Preferred Stocks	11,403	—	—	11,403
Warrants	—	92	—	92
Short-Term Investments
Investment Companies	9,554,967	—	—	9,554,967
Investment of Cash Collateral from Securities Loaned	480,270	—	—	480,270
Total Short-Term Investments	10,035,237	—	—	10,035,237
Total Investments in Securities	$104,127,044	$679,889,764	$26,114	$784,042,922
Appreciation in Other Financial Instruments
Futures Contracts	$570,672	$—	$—	$570,672
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.79% (a) (b)	$—	$—	$—	$—	$—	$—	—	$—	$—

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	$581,524	$1,066,241	$1,167,495	$—	$—	$480,270	480,270	$4,960	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	7,467,059	39,786,988	37,699,080	—	—	9,554,967	9,554,967	112,859	—
Total	$8,048,583	$40,853,229	$38,866,575	$—	$—	$10,035,237		$117,819	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.